California Tax-Free Income Trust	07/01/2017 to 10/30/2017

ICA File Number: 811-04525
Registrant Name: T. Rowe Price California Tax-Free Income Trust
Reporting Period: 07/01/2017 - 10/30/2017

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4525

T. Rowe Price California Tax-Free Income Trust*

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Ryan Nolan
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 2/28

Date of reporting period: 07/01/2017 - 10/30/2017

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price California Tax-Free Income Trust

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date July 5, 2018

*Redomiciled into T. Rowe Price State Tax-Free Funds, Inc. on 10/30/2017

======================== California Tax-Free Bond Fund* =========================

The fund did not vote proxies relating to portfolio securities during the period covered by this report.

*Redomiciled into T. Rowe Price State Tax-Free Funds, Inc. as of 10/30/2017.

======================== California Tax-Free Money Fund* ========================

The fund did not vote proxies relating to portfolio securities during the period covered by this report.

*Redomiciled into T. Rowe Price State Tax-Free Funds, Inc. as of 10/30/2017.